                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 30

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Multi-Asset Income Fund

 Schedule of Investments 10/31/16 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 0.4%

 Energy - 0.2%

 Oil & Gas Exploration & Production - 0.2%

 895,000

 Chesapeake Energy Corp., 5.5%, 10/5/26 (144A)

 $

 840,181

 515,000

 Cobalt International Energy, Inc., 2.625%, 12/1/19

 236,900

 $

 1,077,081

 Total Energy

 $

 1,077,081

 Materials - 0.0%+

 Diversified Metals & Mining - 0.0%+

 30,096

 Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK) (c)(d)

 $

 2,558

 Total Materials

 $

 2,558

 Capital Goods - 0.1%

 Electrical Components & Equipment - 0.1%

 1,410,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 908,569

 Total Capital Goods

 $

 908,569

 Real Estate - 0.1%

 Mortgage REIT - 0.1%

 595,000

 Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/19

 $

 622,519

 Total Real Estate

 $

 622,519

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $3,373,491)

 $

 2,610,727

 PREFERRED STOCKS - 0.0%+

 Transportation - 0.0%+

 Air Freight & Logistics - 0.0%+

 49

 CEVA Group Plc, 12/31/14 (e)*

 $

 9,710

 TOTAL PREFERRED STOCK

 (Cost $48,550)

 $

 9,710

 CONVERTIBLE PREFERRED STOCKS - 0.6%

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 1,325

 Allergan Plc, 5.5%, 3/1/18

 $

 1,018,925

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,018,925

 Banks - 0.5%

 Diversified Banks - 0.5%

 730

 Bank of America Corp., 7.25%, 12/31/49 (Perpetual)

 $

 898,630

 1,876

 Wells Fargo & Co., 7.5% (Perpetual)

 2,448,180

 $

 3,346,810

 Total Banks

 $

 3,346,810

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $4,267,097)

 $

 4,365,735

 Shares

 COMMON STOCKS - 51.2%

 Energy - 0.3%

 Oil & Gas Storage & Transportation - 0.3%

 931,575

 Avance Gas Holding, Ltd.

 $

 2,275,294

 Total Energy

 $

 2,275,294

 Materials - 1.1%

 Commodity Chemicals - 0.1%

 719,162

 Chevron Lubricants Lanka Plc

 $

 802,311

 Diversified Metals & Mining - 1.0%

 211,000

 Rio Tinto Plc

 $

 7,334,005

 Total Materials

 $

 8,136,316

 Capital Goods - 1.3%

 Aerospace & Defense - 0.6%

 613,118

 BAE Systems Plc

 $

 4,071,559

 Building Products - 0.4%

 3,801,837

 Ras Al Khaimah Ceramics *

 $

 2,794,745

 Heavy Electrical Equipment - 0.3%

 156,000

 Mitsubishi Electric Corp.

 $

 2,115,443

 Industrial Machinery - 0.0%+

 3,071

 Liberty Tire Recycling LLC (c)

 $

 31

 Total Capital Goods

 $

 8,981,778

 Transportation - 0.3%

 Air Freight & Logistics - 0.0%+

 22

 CEVA Group Plc *

 $

 4,486

 Airlines - 0.3%

 203,558

 easyJet Plc

 $

 2,334,773

 Total Transportation

 $

 2,339,259

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.3%

 31,693

 Valeo SA

 $

 1,824,614

 Automobile Manufacturers - 0.2%

 45,100

 Fuji Heavy Industries, Ltd.

 $

 1,760,147

 Total Automobiles & Components

 $

 3,584,761

 Consumer Durables & Apparel - 0.9%

 Homebuilding - 0.7%

 290,800

 Sekisui Chemical Co., Ltd.

 $

 4,587,931

 Apparel, Accessories & Luxury Goods - 0.2%

 89,267

 Moncler S.p.A. *

 $

 1,484,994

 Total Consumer Durables & Apparel

 $

 6,072,925

 Media - 0.6%

 Advertising - 0.2%

 24,694

 Publicis Groupe SA

 $

 1,692,465

 Broadcasting - 0.1%

 288,100

 ITV Plc

 $

 601,291

 Movies & Entertainment - 0.3%

 60,884

 Viacom, Inc. (Class B)

 $

 2,286,803

 Total Media

 $

 4,580,559

 Food & Staples Retailing - 0.8%

 Drug Retail - 0.6%

 31,863

 CVS Health Corp.

 $

 2,679,678

 18,600

 Sundrug Co., Ltd.

 1,466,368

 $

 4,146,046

 Food Retail - 0.2%

 18,157

 Walgreens Boots Alliance, Inc.

 $

 1,502,129

 Total Food & Staples Retailing

 $

 5,648,175

 Health Care Equipment & Services - 1.5%

 Health Care Distributors - 1.5%

 149,991

 Cardinal Health, Inc.

 $

 10,302,882

 Total Health Care Equipment & Services

 $

 10,302,882

 Pharmaceuticals, Biotechnology & Life Sciences - 9.6%

 Pharmaceuticals - 9.6%

 137,605

 Johnson & Johnson

 $

 15,960,804

 450,606

 Novartis AG

 32,039,857

 646,255

 Pfizer, Inc.

 20,492,746

 $

 68,493,407

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 68,493,407

 Banks - 6.6%

 Diversified Banks - 4.7%

 1,307,713

 Aldermore Group Plc

 $

 2,762,932

 5,733,700

 Bank Rakyat Indonesia Persero Tbk PT

 5,361,062

 1,204,769

 ING Groep NV

 15,847,190

 139,275

 JPMorgan Chase & Co.

 9,646,186

 $

 33,617,370

 Regional Banks - 1.9%

 140,255

 The PNC Financial Services Group, Inc.

 $

 13,408,378

 Total Banks

 $

 47,025,748

 Diversified Financials - 7.9%

 Consumer Finance - 3.1%

 252,488

 Discover Financial Services, Inc.

 $

 14,222,649

 274,146

 Synchrony Financial

 7,837,834

 $

 22,060,483

 Asset Management & Custody Banks - 4.3%

 25,591

 Affiliated Managers Group, Inc. *

 $

 3,394,902

 1,793,274

 Ares Capital Corp.

 27,437,092

 $

 30,831,994

 Diversified Capital Markets - 0.5%

 247,200

 Japan Exchange Group, Inc.

 $

 3,683,256

 Total Diversified Financials

 $

 56,575,733

 Insurance - 0.3%

 Reinsurance - 0.3%

 23,316

 Swiss Re AG

 $

 2,164,166

 Total Insurance

 $

 2,164,166

 Real Estate - 3.7%

 Industrial REIT - 1.3%

 4,606,700

 Mapletree Industrial Trust

 $

 5,692,800

 4,707,400

 Mapletree Logistics Trust

 3,500,491

 $

 9,193,291

 Hotel & Resort REIT - 0.1%

 1,500

 Japan Hotel Real Estate Investment Trust Investment Corp.

 $

 1,013,823

 Office REIT - 0.3%

 157,409

 alstria office REIT-AG

 $

 2,029,086

 Retail REIT - 0.5%

 73,510

 Wereldhave NV

 $

 3,288,528

 Diversified Real Estate Activities - 1.0%

 1,102,600

 Leopalace21 Corp.

 $

 7,189,499

 Real Estate Development - 0.5%

 284,731

 TAG Immobilien AG

 $

 3,796,790

 Total Real Estate

 $

 26,511,017

 Software & Services - 1.7%

 Systems Software - 1.7%

 195,634

 Microsoft Corp.

 $

 11,722,389

 Total Software & Services

 $

 11,722,389

 Technology Hardware & Equipment - 7.2%

 Communications Equipment - 1.6%

 375,754

 Cisco Systems, Inc.

 $

 11,528,133

 Computer Storage & Peripherals - 4.8%

 302,501

 Apple, Inc.

 $

 34,345,967

 Electronic Equipment Manufacturers - 0.3%

 149,866

 Fitbit, Inc.

 $

 1,987,223

 Electronic Components - 0.4%

 102,800

 Alps Electric Co., Ltd.

 $

 2,469,552

 Electronic Manufacturing Services - 0.1%

 230,062

 Global Display Co., Ltd.

 $

 676,972

 Total Technology Hardware & Equipment

 $

 51,007,847

 Semiconductors & Semiconductor Equipment - 1.8%

 Semiconductors - 1.8%

 152,425

 SK Hynix, Inc.

 $

 5,464,886

 87,640

 Skyworks Solutions, Inc. *

 6,743,022

 124,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 741,302

 $

 12,949,210

 Total Semiconductors & Semiconductor Equipment

 $

 12,949,210

 Telecommunication Services - 5.0%

 Integrated Telecommunication Services - 4.8%

 782,519

 AT&T, Inc.

 $

 28,788,874

 117,700

 Nippon Telegraph & Telephone Corp.

 5,228,618

 $

 34,017,492

 Wireless Telecommunication Services - 0.2%

 633,332

 Vodafone Group Plc

 $

 1,742,788

 Total Telecommunication Services

 $

 35,760,280

 TOTAL COMMON STOCKS

 (Cost $375,792,958)

 $

 364,131,746

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.4%

 800,000

 Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)

 831,422

 700,000

 Ascentium Equipment Receivables 2016-2 Trust Series 2016-2A, Class E, Floating Rate Note, 10/10/24 (144A)

 $

 699,924

 499,993

 Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)

 479,394

 559,461

 3.72

 Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)

 560,600

 46,595

 Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)

 47,059

 50,751

 7.78

 GE Mortgage Services LLC, Floating Rate Note, 3/25/27

 31,614

 156,866

 GLC Trust 2013-1, 3.0%, 7/15/21 (144A)

 154,356

 2,250,000

 Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)

 2,256,682

 750,000

 Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)

 746,735

 500,000

 LEAF Receivables Funding 11 LLC, 6.0%, 6/15/24 (144A)

 465,248

 203,599

 Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19 (144A)

 205,447

 1,000,000

 Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)

 991,296

 600,000

 5.03

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)

 590,453

 400,000

 9.03

 NCF Dealer Floorplan Master Trust, Floating Rate Note, 3/21/22 (144A)

 395,521

 71,672

 RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)

 71,079

 1,200,000

 3.78

 Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)

 1,190,126

 389,949

 Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)

 389,949

 $

 10,106,905

 TOTAL ASSET BACKED SECURITIES

 (Cost $10,123,914)

 $

 10,106,905

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%

 Banks - 1.1%

 Thrifts & Mortgage Finance - 1.1%

 100,000

 A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)

 $

 100,004

 100,000

 A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)

 100,004

 90,464

 5.21

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 90,330

 1,500,000

 5.30

 Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42

 1,487,030

 10,352

 5.90

 CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33

 10,613

 12,185

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 12,317

 855,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 860,711

 303,884

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 185,189

 41,867

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 32,713

 42,304

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 20,517

 26,393

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 17,946

 210,000

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 199,835

 8,871

 6.12

 Government National Mortgage Association REMICS, Floating Rate Note, 6/20/38

 302

 675,000

 4.43

 GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)

 675,877

 1,960,000

 6.76

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)

 1,952,944

 75,649

 Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36

 59,519

 1,109,143

 5.35

 Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37

 1,082,372

 1,000,000

 7.08

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 955,000

 5,956

 5.66

 Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45

 5,947

 $

 7,849,170

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $8,027,978)

 $

 7,849,170

 CORPORATE BONDS - 34.6%

 Energy - 5.1%

 Oil & Gas Drilling - 0.0%+

 210,000

 Drill Rigs Holdings, Inc., 6.5%, 10/1/17 (144A)

 $

 70,350

 Oil & Gas Equipment & Services - 0.3%

 860,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 810,550

 700,000

 Archrock Partners LP, 6.0%, 4/1/21

 666,750

 860,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 834,200

 $

 2,311,500

 Oil & Gas Exploration & Production - 1.6%

 695,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 $

 505,612

 600,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 474,000

 1,965,000

 EP Energy LLC, 6.375%, 6/15/23

 1,336,200

 50,000

 EPL Oil & Gas, Inc., 8.25%, 2/15/18

 6,375

 1,505,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 1,565,200

 2,690,000

 Gulfport Energy Corp., 6.0%, 10/15/24 (144A)

 2,740,438

 929,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 994,030

 1,070,000

 Parsley Energy LLC, 7.5%, 2/15/22 (144A)

 1,138,212

 785,000

 Rice Energy Inc., 6.25%, 5/1/22

 798,738

 2,330,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 1,992,150

 $

 11,550,955

 Oil & Gas Refining & Marketing - 0.8%

 2,700,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 2,146,500

 170,000

 Calumet Specialty Products Partners LP, 7.625%, 1/15/22

 134,300

 2,225,000

 Sunoco LP Finance Corp., 6.375%, 4/1/23

 2,275,062

 1,275,000

 Calumet Specialty Products Partners LP, 7.75%, 4/15/23

 994,500

 $

 5,550,362

 Oil & Gas Storage & Transportation - 2.2%

 850,000

 Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)

 $

 830,875

 300,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 255,000

 458,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 408,222

 1,328,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,269,541

 1,655,000

 Global Partners LP, 6.25%, 7/15/22

 1,580,525

 2,070,000

 Global Partners LP, 7.0%, 6/15/23

 1,976,850

 100,000

 Kinder Morgan Energy Partners LP, 5.0%, 8/15/42

 95,916

 650,000

 ONEOK, Inc., 7.5%, 9/1/23

 744,250

 690,000

 PBF Logistics LP, 6.875%, 5/15/23

 669,300

 1,365,000

 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24

 1,443,488

 745,000

 Sabine Pass Liquefaction LLC, 5.875%, 6/30/26 (144A)

 802,886

 1,000,000

 Targa Resources Partners LP, 4.125%, 11/15/19

 1,008,750

 1,750,000

 Targa Resources Partners LP, 6.75%, 3/15/24 (144A)

 1,872,500

 2,000,000

 The Williams Companies, Inc., 7.5%, 1/15/31

 2,298,760

 $

 15,256,863

 Coal & Consumable Fuels - 0.2%

 950,000

 Alpha Natural Resources, Inc., 6.0%, 6/1/19 (d)

 $

 23,750

 1,460,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20

 1,405,250

 $

 1,429,000

 Total Energy

 $

 36,169,030

 Materials - 2.3%

 Commodity Chemicals - 0.6%

 680,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 595,000

 2,375,000

 Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)

 2,315,625

 700,000

 Tronox Finance LLC, 6.375%, 8/15/20

 628,250

 670,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 599,650

 $

 4,138,525

 Diversified Chemicals - 0.1%

 760,000

 CVR Partners LP, 9.25%, 6/15/23 (144A)

 $

 745,256

 Specialty Chemicals - 0.3%

 1,695,000

 A Schulman, Inc., 6.875%, 6/1/23 (144A)

 $

 1,724,662

 610,000

 Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)

 658,800

 $

 2,383,462

 Metal & Glass Containers - 0.5%

 EUR

 350,000

 ARD Finance SA, 6.625%, 9/15/23 (144A) (PIK)

 $

 374,323

 350,000

 ARD Finance SA, 7.125%, 9/15/23 (144A) (PIK)

 346,500

 2,800,000

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

 2,891,000

 $

 3,611,823

 Paper Packaging - 0.4%

 2,350,000

 Sealed Air Corp., 6.875%, 7/15/33 (144A)

 $

 2,526,250

 Diversified Metals & Mining - 0.2%

 1,245,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 $

 1,142,288

 Paper Products - 0.2%

 435,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $

 269,700

 1,785,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 1,512,788

 $

 1,782,488

 Total Materials

 $

 16,330,092

 Capital Goods - 1.9%

 Aerospace & Defense - 0.5%

 1,715,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 1,727,862

 1,693,544

 DynCorp International, Inc., 11.875%, 11/30/20 (PIK)

 1,384,472

 550,000

 Triumph Group, Inc., 5.25%, 6/1/22

 503,250

 $

 3,615,584

 Construction & Engineering - 0.2%

 1,685,000

 MasTec, Inc., 4.875%, 3/15/23

 $

 1,640,769

 Electrical Components & Equipment - 0.3%

 2,090,000

 General Cable Corp., 5.75%, 10/1/22

 $

 1,975,050

 Construction & Farm Machinery & Heavy Trucks - 0.6%

 330,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 325,050

 1,070,000

 Engility Corp., 8.875%, 9/1/24 (144A)

 1,091,400

 1,315,000

 Meritor, Inc., 6.25%, 2/15/24

 1,296,919

 1,920,000

 Titan International, Inc., 6.875%, 10/1/20

 1,843,200

 $

 4,556,569

 Industrial Machinery - 0.3%

 2,250,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 2,053,125

 Trading Companies & Distributors - 0.0%+

 24,000

 TRAC Intermodal LLC, 11.0%, 8/15/19

 $

 25,380

 Total Capital Goods

 $

 13,866,477

 Commercial Services & Supplies - 1.0%

 Commercial Printing - 0.4%

 3,455,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $

 3,040,400

 Diversified Support Services - 0.6%

 2,580,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 2,309,100

 2,005,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 1,654,125

 $

 3,963,225

 Total Commercial Services & Supplies

 $

 7,003,625

 Transportation - 0.9%

 Airlines - 0.4%

 2,960,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 $

 2,678,800

 135,999

 US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21

 140,419

 $

 2,819,219

 Railroads - 0.3%

 1,015,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 1,020,075

 1,330,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 1,316,700

 $

 2,336,775

 Trucking - 0.2%

 1,485,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20

 $

 994,950

 Airport Services - 0.0%+

 104,720

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $

 113,621

 Total Transportation

 $

 6,264,565

 Consumer Durables & Apparel - 1.1%

 Homebuilding - 1.1%

 500,000

 Beazer Homes USA, Inc., 8.75%, 3/15/22 (144A)

 $

 531,250

 4,305,000

 KB Home, 7.625%, 5/15/23

 4,584,825

 950,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 961,875

 1,840,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 1,941,200

 $

 8,019,150

 Total Consumer Durables & Apparel

 $

 8,019,150

 Consumer Services - 1.6%

 Casinos & Gaming - 0.6%

 1,309,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 $

 1,210,825

 3,125,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 2,621,094

 $

 3,831,919

 Specialized Consumer Services - 1.0%

 3,750,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 $

 3,806,250

 1,500,000

 Prime Security Services Borrower LLC, 9.25%, 5/15/23 (144A)

 1,593,750

 1,045,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 1,029,325

 855,000

 StoneMor Partners LP, 7.875%, 6/1/21

 835,762

 $

 7,265,087

 Total Consumer Services

 $

 11,097,006

 Media - 1.4%

 Advertising - 0.2%

 1,345,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 1,146,612

 Broadcasting - 0.5%

 2,295,000

 CCO Holdings LLC, 5.5%, 5/1/26 (144A)

 $

 2,350,952

 1,505,000

 Gannett Co., Inc., 6.375%, 10/15/23

 1,591,538

 $

 3,942,490

 Cable & Satellite - 0.6%

 1,220,000

 CSC Holdings LLC, 6.625%, 10/15/25 (144A)

 $

 1,322,175

 1,720,000

 DISH DBS Corp., 5.875%, 11/15/24

 1,731,825

 840,000

 DISH DBS Corp., 7.75%, 7/1/26

 922,429

 $

 3,976,429

 Movies & Entertainment - 0.1%

 1,000,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 $

 1,007,500

 2,650,000

 SFX Entertainment, Inc., 9.625%, 2/1/19 (144A) (d)

 13,250

 $

 1,020,750

 Total Media

 $

 10,086,281

 Retailing - 0.1%

 Department Stores - 0.1%

 720,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 $

 753,300

 Specialty Stores - 0.0%+

 250,000

 Radio Systems Corp., 8.375%, 11/1/19 (144A)

 $

 260,938

 Total Retailing

 $

 1,014,238

 Food, Beverage & Tobacco - 0.8%

 Agricultural Products - 0.0%+

 550,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)  (d)

 $

 225,500

 Packaged Foods & Meats - 0.4%

 1,210,000

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 $

 1,226,638

 1,350,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 1,380,375

 $

 2,607,013

 Tobacco - 0.4%

 580,000

 Alliance One International, Inc., 8.5%, 4/15/21

 $

 580,000

 2,435,000

 Alliance One International, Inc., 9.875%, 7/15/21

 2,033,225

 $

 2,613,225

 Total Food, Beverage & Tobacco

 $

 5,445,738

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 1,400,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 1,414,000

 Total Household & Personal Products

 $

 1,414,000

 Health Care Equipment & Services - 1.7%

 Health Care Services - 0.7%

 1,555,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 1,438,375

 2,085,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 2,001,600

 1,765,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 1,789,269

 $

 5,229,244

 Health Care Facilities - 1.0%

 2,040,000

 CHS, 6.875%, 2/1/22

 $

 1,555,500

 1,065,000

 CHS, Inc., 8.0%, 11/15/19

 937,200

 2,285,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 2,115,065

 430,000

 Kindred Healthcare, Inc., 8.0%, 1/15/20

 425,700

 1,485,000

 Quorum Health Corp., 11.625%, 4/15/23 (144A)

 1,076,625

 930,000

 Tenet Healthcare Corp., 8.125%, 4/1/22

 909,075

 $

 7,019,165

 Total Health Care Equipment & Services

 $

 12,248,409

 Pharmaceuticals, Biotechnology & Life Sciences - 0.9%

 Pharmaceuticals - 0.9%

 2,885,000

 Endo, Ltd., 6.0%, 7/15/23 (144A)

 $

 2,509,950

 870,000

 Endo, Ltd., 6.5%, 2/1/25 (144A)

 732,975

 245,000

 Horizon Pharma, Inc.,/Horizon (144A)

 248,675

 3,375,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 2,657,812

 $

 6,149,412

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,149,412

 Banks - 1.5%

 Diversified Banks - 0.9%

 945,000

 6.50

 Bank of America Corp., Floating Rate Note, 10/23/49

 $

 1,025,325

 1,885,000

 8.12

 Credit Agricole SA, Floating Rate Note, 12/31/49 (Perpetual) (144A)

 2,024,188

 2,350,000

 7.50

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 2,156,125

 1,150,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, 12/31/49 (Perpetual)

 1,092,500

 $

 6,298,138

 Thrifts & Mortgage Finance - 0.6%

 4,125,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 4,145,625

 Total Banks

 $

 10,443,763

 Diversified Financials - 5.8%

 Other Diversified Financial Services - 0.0%+

 265,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49 (Perpetual)

 $

 294,150

 Specialized Finance - 0.6%

 1,995,000

 Nationstar Mortgage LLC, 6.5%, 6/1/22

 $

 1,940,138

 1,915,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 1,900,638

 450,000

 Oxford Finance LLC, 7.25%, 1/15/18 (144A)

 454,500

 $

 4,295,276

 Consumer Finance - 0.3%

 1,290,000

 Navient Corp., 6.625%, 7/26/21

 $

 1,299,675

 1,290,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 967,500

 $

 2,267,175

 Investment Banking & Brokerage - 4.7%

                        185,000

 7.37

 Citigroup Global Markets, Inc., Floating Rate Note, 4/27/17 (144A)

 $

 5,303,950

                        158,000

 9.36

 Citigroup Global Markets, Inc., Floating Rate Note, 2/3/17  (144A)

 5,447,381

                          70,700

 Credit Suisse AG London, 1/24/17 (e)

 5,443,900

                        175,416

 Credit Suisse AG London, 2/22/17 (e)

 3,332,904

                          87,260

 Credit Suisse AG London, 2/22/17 (e)

 3,366,054

                        130,500

 Credit Suisse AG London, 1/24/17 (e)

 3,640,950

                        233,500

 24.28

 Goldman Sachs International, Inc., Floating Rate Note, 3/23/17

 3,181,904

                        207,000

 16.66

 Morgan Stanley BV, Floating Rate Note, 1/10/17 (144A)

 3,624,570

 $

 33,341,613

 Diversified Capital Markets - 0.2%

 1,195,000

 MSCI, Inc., 5.75%, 8/15/25 (144A)

 $

 1,270,464

 Total Diversified Financials

 $

 41,468,678

 Insurance - 0.6%

 Reinsurance - 0.6%

 1,000,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f)(g)

 $

 48,600

 900,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f)(g)

 941,580

 700,000

 Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f)(g)

 761,880

 700,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f)(g)

 14,280

 1,000,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f)(g)

 70,000

 1,200,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f)(g)

 47,040

 2,000,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f)(g)

 208,800

 1,200,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f)(g)

 1,334,400

 1,050,000

 Pangaea Re., Variable Rate Notes, 7/1/18 (f)(g)

 18,900

 3,333

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (f)(g)

 75,045

 700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (f)(g)

 17,290

 1,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f)(g)

 1,093,000

 800,000

 Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/17 (f)(g)

 18,080

 $

 4,648,895

 Total Insurance

 $

 4,648,895

 Real Estate - 0.9%

 Specialized REIT - 0.1%

 1,105,381

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 1,133,016

 Diversified REIT - 0.2%

 1,130,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 $

 1,163,900

 Specialized REIT - 0.4%

 2,500,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 $

 2,593,750

 Residential REIT - 0.2%

 1,210,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,223,612

 Total Real Estate

 $

 6,114,278

 Software & Services - 0.8%

 Internet Software & Services - 0.2%

 1,000,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 1,035,000

 325,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 338,000

 $

 1,373,000

 IT Consulting & Other Services - 0.2%

 1,565,000

 Inception Mrgr/Rackspace, 8.625%, 11/15/24 (144A)

 $

 1,565,000

 Data Processing & Outsourced Services - 0.4%

 1,340,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 $

 1,403,650

 1,145,000

 NeuStar, Inc., 4.5%, 1/15/23

 1,063,419

 $

 2,467,069

 Total Software & Services

 $

 5,405,069

 Technology Hardware & Equipment - 0.5%

 Electronic Components - 0.5%

 1,885,000

 Diebold, Inc., 8.5%, 4/15/24 (144A)

 $

 1,997,629

 1,540,000

 NCR Corp., 6.375%, 12/15/23

 1,628,550

 $

 3,626,179

 Total Technology Hardware & Equipment

 $

 3,626,179

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 500,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 490,000

 1,225,000

 Micron Technology, Inc., 5.5%, 2/1/25

 1,200,880

 775,000

 Micron Technology, Inc., 5.625%, 1/15/26 (144A)

 751,750

 $

 2,442,630

 Total Semiconductors & Semiconductor Equipment

 $

 2,442,630

 Telecommunication Services - 3.2%

 Integrated Telecommunication Services - 2.1%

 450,000

 CenturyLink, Inc., 7.6%, 9/15/39

 $

 400,500

 1,920,000

 Frontier Communications Corp., 11.0%, 9/15/25

 1,965,888

 4,200,000

 Frontier Communications Corp., 7.125%, 1/15/23

 3,777,375

 70,000

 Frontier Communications Corp., 8.75%, 4/15/22

 69,125

 800,000

 Frontier Communications Corp., 9.25%, 7/1/21

 844,000

 1,200,000

 GCI, Inc., 6.75%, 6/1/21

 1,239,000

 3,000,000

 GCI, Inc., 6.875%, 4/15/25

 3,045,000

 770,000

 Windstream Corp., 7.5%, 6/1/22

 727,650

 2,680,000

 Windstream Services LLC, 6.375%, 8/1/23

 2,371,800

 590,000

 Windstream Services LLC, 7.75%, 10/1/21

 584,838

 $

 15,025,176

 Wireless Telecommunication Services - 1.1%

 200,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $

 205,000

 5,555,000

 Sprint Corp., 7.125%, 6/15/24

 5,221,700

 2,000,000

 T-Mobile USA, Inc., 6.625%, 4/1/23

 2,125,360

 100,000

 Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)

 98,207

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 103,114

 $

 7,753,381

 Total Telecommunication Services

 $

 22,778,557

 Utilities - 2.0%

 Electric Utilities - 0.8%

 2,180,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 $

 2,071,000

 1,920,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 1,603,200

 2,165,000

 TerraForm Power, 9.75%, 8/15/22 (144A)

 2,251,600

 $

 5,925,800

 Gas Utilities - 0.5%

 895,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 839,062

 625,000

 Ferrellgas LP, 6.5%, 5/1/21

 589,062

 2,305,000

 Ferrellgas LP, 6.75%, 1/15/22

 2,160,938

 $

 3,589,062

 Independent Power Producers & Energy Traders - 0.7%

 790,000

 Calpine Corp., 5.75%, 1/15/25

 $

 768,275

 2,150,000

 NRG Energy, Inc., 6.625%, 1/15/27 (144A)

 2,013,604

 1,455,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 1,431,589

 825,000

 TerraForm Power Operating LLC, 6.125%, 6/15/25 (Step) (144A)

 851,812

 $

 5,065,280

 Total Utilities

 $

 14,580,142

 TOTAL CORPORATE BONDS

 (Cost $255,832,712)

 $

 246,616,214

 FOREIGN GOVERNMENT BONDS - 5.7%

 IDR

 36,693,000,000

 Indonesia Treasury Bond, 8.25%, 7/15/21

 $

 2,947,139

 IDR

 113,637,000,000

 Indonesia Treasury Bond, 8.375%, 3/15/24

 9,249,118

 IDR

 140,642,000,000

 Indonesia Treasury Bond, 8.75%, 5/15/31

 12,045,328

 IDR

 66,486,000,000

 Indonesia Treasury Bond, 9.0%, 3/15/29

 5,645,807

 RUB

 701,662,000

 Russian Federal Bond - OFZ, 8.15%, 2/3/27

 10,873,563

 TOTAL FOREIGN GOVERNMENT BONDS

 $

 40,760,955

 (Cost $38,183,540)

 $

 40,760,955

 SENIOR FLOATING RATE LOAN INTERESTS - 1.8%**

 Materials - 0.5%

 Diversified Metals & Mining - 0.2%

 1,304,704

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 1,305,316

 Steel - 0.3%

 2,329,163

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 2,355,366

 Total Materials

 $

 3,660,682

 Capital Goods - 0.3%

 Aerospace & Defense - 0.2%

 1,625,000

 4.84

 DynCorp International, Inc., Term Loan B2, 7/7/20

 $

 1,628,047

 Electrical Components & Equipment - 0.1%

 223,353

 5.25

 Pelican Products, Inc., Term Loan (First Lien), 4/8/20

 $

 221,399

 Industrial Conglomerates - 0.0%+

 50,532

 8.25

 Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21

 $

 50,637

 Total Capital Goods

 $

 1,900,083

 Consumer Durables & Apparel - 0.0%+

 Leisure Products - 0.0%+

 62,045

 3.75

 BRP US, Inc., Term B Loan, 6/30/23

 $

 62,262

 Total Consumer Durables & Apparel

 $

 62,262

 Consumer Services - 0.1%

 Education Services - 0.1%

 872,813

 5.00

 McGraw-Hill Global Education Holdings LLC, Term B Loan (First Lien), 5/2/22

 $

 875,431

 Total Consumer Services

 $

 875,431

 Media - 0.4%

 Broadcasting - 0.0%+

 57,828

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 $

 57,985

 Movies & Entertainment - 0.4%

 800,000

 8.00

 NVA Holdings, Inc., Term Loan (First Lien), 8/14/22

 $

 800,000

 1,900,000

 8.50

 Redbox Automated Retail LLC, Term B Loan (First Lien), 9/28/21

 1,853,292

 $

 2,653,292

 Total Media

 $

 2,711,277

 Retailing - 0.1%

 Homefurnishing Retail - 0.1%

 500,000

 9.00

 Serta Simmons Holdings LLC, Term Loan (Second Lien), 10/21/24

 $

 505,312

 Total Retailing

 $

 505,312

 Food & Staples Retailing - 0.1%

 Food Distributors - 0.1%

 700,000

 8.25

 Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21

 $

 543,667

 Total Food & Staples Retailing

 $

 543,667

 Health Care Equipment & Services - 0.2%

 Health Care Services - 0.1%

 67,158

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 $

 67,158

 85,338

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 84,093

 42,669

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 42,047

 200,000

 0.00

 Genoa A QOL Healthcare Co., LLC, 2nd Lien Term Loan, 10/28/24

 200,000

 $

 393,298

 Health Care Facilities - 0.1%

 448,853

 4.25

 Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21

 $

 449,784

 Total Health Care Equipment & Services

 $

 843,082

 Pharmaceuticals, Biotechnology & Life Sciences - 0.0%+

 Biotechnology - 0.0%+

 92,436

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 $

 90,972

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 90,972

 Banks - 0.0%+

 Thrifts & Mortgage Finance - 0.0%+

 37,253

 5.50

 Ocwen Financial Corp., Initial Term Loan, 1/15/18

 $

 37,335

 Total Banks

 $

 37,335

 Insurance - 0.1%

 Property & Casualty Insurance - 0.1%

 727,061

 5.75

 Confie Seguros Holding II Co.,Term B Loan, 4/13/22

 $

 720,699

 Total Insurance

 $

 720,699

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 733,125

 5.84

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 653,858

 Total Software & Services

 $

 653,858

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $12,351,058)

 $

 12,604,660

 Shares

 MUTUAL FUNDS - 0.4%

 Diversified Financials - 0.4%

 Asset Management & Custody Banks - 0.4%

 69,695

 BlackRock MuniVest Fund, Inc.

 $

 692,071

 47,298

 BlackRock MuniYield Fund, Inc.

 690,551

 133,839

 Pioneer ILS Interval Fund (h)

 1,481,596

 $

 2,864,218

 Total Diversified Financials

 $

 2,864,218

 TOTAL MUTUAL FUNDS

 (Cost $2,656,888)

 $

 2,864,218

 RIGHT/WARRANT - 0.0%+

 222,180

 Avance Gas Holding, Ltd., Rights

 $

 85,965

 TOTAL RIGHT/WARRANT

 (Cost $0)

 $

 85,965

 TOTAL INVESTMENT IN SECURITIES - 92.5%

 (Cost $710,658,186) (a)

 $

 692,006,005

 OTHER ASSETS & LIABILITIES - 7.5%

 $

 19,961,193

 TOTAL NET ASSETS - 100.0%

 $

 711,967,198

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (PIK)

 Represents a pay-in-kind security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2016, the value of these securities amounted to $110,617,285 or 15.5% of total net assets.

 REIT

 Real Estate Investment Trust.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (Perpetual)

 Security with no stated maturity date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At October 31, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $710,658,186 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

              29,404,507

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (48,056,688)

 Net unrealized depreciation

 $

             (18,652,181)

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 (d)

 Security is in default.

 (e)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (f)

 Structured reinsurance investment. At October 31, 2016, the value of these securities amounted to $4,648,895 or 0.6% of total net assets.

 (g)

 Rate to be determined.

 (h)

 Affiliated funds managed by Pioneer Investment Management, Inc.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 IDR

 Indonesian Rupiah

 RUB

 Russian Ruble

 TOTAL RETURN SWAP AGREEMENT

 Notional

 Principal

 Counterparty

 Pay / Receive

 Obligation Entity/Index

 Coupon

 Expiration Date

 Unrealized Appreciation

 JPY

                      9,750,238

 JP Morgan Chase Bank NA

 Pay

 S&P JPX Dividend Aristocrats Index

 3M Libor + 40bps

 6/7/17

             786,339

  $        786,339

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 JPY

 Japanese Yen

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of October 31, 2016, in valuing the Fund's investments:

 Level 1

  Level 2

  Level 3

 Total

 Convertible Corporate Bonds

   Materials

     Diversified Metals & Mining

  $                         -

  $                    -

  $             2,558

  $             2,558

   All Other Convertible Corporate Bonds

                            -

           2,608,169

                       -

           2,608,169

 Preferred Stocks

                            -

                 9,710

                     -

                 9,710

 Convertible Preferred Stocks

                4,365,735

                     -

                     -

           4,365,735

 Common Stocks

   Capital Goods

     Industrial Machinery

                            -

                     -

                     31

                     31

   Transportation

     Air Freight & Logistics

                            -

                 4,486

                     -

                 4,486

   All Other Common Stocks

            364,127,229

                     -

                     -

       364,127,229

 Asset Backed Securities

                            -

         10,106,905

                     -

         10,106,905

 Collateralized Mortgage Obligations

                            -

           7,849,170

                     -

           7,849,170

 Corporate Bonds

   Insurance

     Reinsurance

                            -

                     -

           4,648,895

           4,648,895

   All Other Corporate Bonds

                            -

       241,967,319

                     -

       241,967,319

 Foreign Government Bonds

                            -

         40,760,955

                     -

         40,760,955

 Senior Floating Rate Loan Interests

                            -

         12,604,660

                     -

         12,604,660

 Right/Warrant

                            -

               85,965

                     -

               85,965

 Mutual Funds

                1,382,622

           1,481,596

                     -

           2,864,218

 Total

  $      369,875,586

  $ 317,478,935

  $    4,651,484

  $692,006,005

 Other Financial Instruments

 Unrealized appreciation on futures contracts

  $               692,273

  $                    -

  $                   -

  $         692,273

 Unrealized appreciation on total return rate swap contract

                          -

             786,339

                     -

             786,339

 Total Other Financial Instruments

  $             692,273

  $        786,339

  $                   -

  $    1,478,612

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Convertible Corporate Bonds

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 7/31/16

  $                  2,558

  $                 31

  $       4,476,996

  $       4,479,585

 Realized gain (loss)1

                            -

                       -

             (20,296)

             (20,296)

 Change in unrealized appreciation (depreciation)2

                            -

                       -

             237,087

             237,087

 Purchases

                            -

                       -

                 3,834

                 3,834

 Sales

                            -

                       -

             (48,726)

             (48,726)

 Transfers in and out of Level 3 Categories

                            -

                       -

                       -

                       -

 Transfers in and out to Level 3*

                            -

                       -

                       -

                       -

 Balance as of 10/31/16

  $                  2,558

  $                 31

  $       4,648,895

  $       4,651,484

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.

 During the period ended October 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 10/31/16

  $               233,626

 Pioneer Classic Balanced Fund

 Schedule of Investments 10/31/2016 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 (unaudited)

 Value

 CONVERTIBLE PREFERRED STOCKS - 0.3%

 Banks - 0.3%

 Diversified Banks - 0.3%

 700

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 913,500

 Total Banks

 $

 913,500

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $730,069)

 $

 913,500

 Shares

 COMMON STOCKS - 62.5%

 Energy - 4.5%

 Oil & Gas Equipment & Services - 0.8%

 51,580

 Halliburton Co.

 $

 2,372,680

 Integrated Oil & Gas - 2.0%

 41,248

 Chevron Corp.

 $

 4,320,728

 19,585

 Occidental Petroleum Corp.

 1,427,942

 $

 5,748,670

 Oil & Gas Refining & Marketing - 0.5%

 15,922

 Phillips 66

 $

 1,292,070

 Oil & Gas Storage & Transportation - 1.2%

 47,773

 Spectra Energy Corp.

 $

 1,997,389

 29,715

 Targa Resources Corp.

 1,304,488

 $

 3,301,877

 Total Energy

 $

 12,715,297

 Materials - 1.0%

 Commodity Chemicals - 0.0% †

 640

 AdvanSix Inc.

 $

 10,214

 Specialty Chemicals - 0.4%

 10,572

 Ecolab, Inc.

 $

 1,207,005

 Diversified Metals & Mining - 0.6%

 44,632

 BHP Billiton, Ltd. (A.D.R.)

 $

 1,563,013

 Total Materials

 $

 2,780,232

 Capital Goods - 4.3%

 Aerospace & Defense - 1.0%

 20,435

 Raytheon Co.

 $

 2,791,625

 Building Products - 0.1%

 11,535

 Masco Corp.

 $

 356,201

 Industrial Conglomerates - 0.6%

 16,003

 Honeywell International, Inc.

 $

 1,755,209

 Industrial Machinery - 2.6%

 59,637

 Ingersoll-Rand Plc

 $

 4,012,974

 20,444

 Snap-on, Inc.

 3,150,420

 $

 7,163,394

 Total Capital Goods

 $

 12,066,429

 Commercial Services & Supplies - 1.8%

 Diversified Support Services - 0.9%

 57,121

 KAR Auction Services, Inc.

 $

 2,432,212

 Research & Consulting Services - 0.9%

 55,736

 Nielsen Holdings Plc

 $

 2,509,235

 Total Commercial Services & Supplies

 $

 4,941,447

 Transportation - 0.4%

 Railroads - 0.4%

 40,385

 CSX Corp.

 $

 1,232,146

 Total Transportation

 $

 1,232,146

 Consumer Services - 1.7%

 Leisure Facilities - 0.7%

 34,541

 Cedar Fair LP

 $

 1,963,656

 Restaurants - 1.0%

 24,846

 McDonald's Corp.

 $

 2,796,914

 Total Consumer Services

 $

 4,760,570

 Media - 2.9%

 Broadcasting - 1.0%

 40,756

 CBS Corp. (Class B)

 $

 2,307,605

 73,107

 Gannett Co, Inc.

 568,041

 $

 2,875,646

 Movies & Entertainment - 1.9%

 62,451

 Regal Entertainment Group

 $

 1,343,321

 44,083

 Time Warner, Inc.

 3,922,946

 $

 5,266,267

 Total Media

 $

 8,141,913

 Retailing - 2.6%

 General Merchandise Stores - 0.4%

 15,752

 Dollar General Corp. *

 $

 1,088,306

 Home Improvement Retail - 1.8%

 43,181

 The Home Depot, Inc.

 $

 5,268,514

 Automotive Retail - 0.4%

 7,780

 Advance Auto Parts, Inc.

 $

 1,089,822

 Total Retailing

 $

 7,446,642

 Food & Staples Retailing - 1.3%

 Drug Retail - 1.2%

 38,377

 CVS Health Corp.

 $

 3,227,506

 Food Retail - 0.1%

 11,716

 The Kroger Co.

 $

 362,962

 Total Food & Staples Retailing

 $

 3,590,468

 Food, Beverage & Tobacco - 5.3%

 Brewers - 0.9%

 23,857

 Molson Coors Brewing Co. (Class B)

 $

 2,476,595

 Soft Drinks - 1.2%

 79,303

 The Coca-Cola Co.

 $

 3,362,447

 Packaged Foods & Meats - 2.8%

 13,277

 Kellogg Co.

 $

 997,501

 37,531

 Mead Johnson Nutrition Co.

 2,806,193

 40,165

 The Hershey Co.

 4,115,306

 $

 7,919,000

 Tobacco - 0.4%

 18,764

 Altria Group, Inc.

 $

 1,240,676

 Total Food, Beverage & Tobacco

 $

 14,998,718

 Health Care Equipment & Services - 1.5%

 Health Care Equipment - 1.4%

 49,397

 Medtronic PLC

 $

 4,051,542

 Health Care Supplies - 0.1%

 1,473

 The Cooper Companies, Inc.

 $

 259,307

 Total Health Care Equipment & Services

 $

 4,310,849

 Pharmaceuticals, Biotechnology & Life Sciences - 7.5%

 Biotechnology - 1.9%

 25,850

 Celgene Corp. *

 $

 2,641,353

 36,049

 Gilead Sciences, Inc. *

 2,654,288

 $

 5,295,641

 Pharmaceuticals - 5.6%

 46,548

 AstraZeneca Plc (A.D.R.)

 $

 1,318,239

 39,695

 Johnson & Johnson

 4,604,223

 251,888

 Pfizer, Inc.

 7,987,368

 40,916

 Zoetis, Inc.

 1,955,785

 $

 15,865,615

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 21,161,256

 Banks - 3.7%

 Diversified Banks - 2.2%

 90,844

 US Bancorp

 $

 4,066,177

 44,253

 Wells Fargo & Co.

 2,036,081

 $

 6,102,258

 Regional Banks - 1.5%

 43,508

 The PNC Financial Services Group, Inc.

 $

 4,159,365

 Total Banks

 $

 10,261,623

 Diversified Financials - 4.2%

 Consumer Finance - 0.4%

 39,807

 Synchrony Financial

 $

 1,138,082

 Asset Management & Custody Banks - 1.4%

 107,845

 Ares Capital Corp.

 $

 1,650,028

 48,744

 Golub Capital BDC, Inc.

 862,769

 79,470

 TCP Capital Corp.

 1,270,725

 $

 3,783,522

 Investment Banking & Brokerage - 1.4%

 40,272

 Lazard, Ltd.

 $

 1,468,317

 81,572

 The Charles Schwab Corp.

 2,585,832

 $

 4,054,149

 Financial Exchanges & Data - 1.0%

 29,253

 CME Group, Inc.

 $

 2,928,225

 Total Diversified Financials

 $

 11,903,978

 Insurance - 0.2%

 Life & Health Insurance - 0.2%

 13,388

 Sun Life Financial, Inc.

 $

 448,230

 Total Insurance

 $

 448,230

 Software & Services - 8.5%

 Internet Software & Services - 4.6%

 9,185

 Alphabet, Inc. (Class A)

 $

 7,438,932

 2,599

 Alphabet, Inc. (Class C)

 2,039,019

 122,631

 eBay, Inc. *

 3,496,210

 $

 12,974,161

 Data Processing & Outsourced Services - 0.5%

 33,169

 PayPal Holdings, Inc.

 $

 1,381,821

 Systems Software - 3.4%

 156,869

 Microsoft Corp.

 $

 9,399,592

 Total Software & Services

 $

 23,755,574

 Technology Hardware & Equipment - 4.1%

 Communications Equipment - 1.4%

 129,286

 Cisco Systems, Inc.

 $

 3,966,494

 Computer Storage & Peripherals - 2.7%

 66,087

 Apple, Inc.

 $

 7,503,518

 Total Technology Hardware & Equipment

 $

 11,470,012

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductor Equipment - 0.4%

 11,644

 Lam Research Corp. *

 $

 1,127,838

 Semiconductors - 1.9%

 22,793

 Analog Devices, Inc.

 $

 1,461,031

 40,432

 Microchip Technology, Inc.

 2,448,158

 77,354

 Micron Technology, Inc. *

 1,327,395

 $

 5,236,584

 Total Semiconductors & Semiconductor Equipment

 $

 6,364,422

 Telecommunication Services - 1.7%

 Integrated Telecommunication Services - 1.7%

 97,718

 Verizon Communications, Inc.

 $

 4,700,236

 Total Telecommunication Services

 $

 4,700,236

 Utilities - 0.5%

 Multi-Utilities - 0.5%

 26,022

 CMS Energy Corp.

 $

 1,096,827

 7,582

 WEC Energy Group, Inc.

 452,797

 $

 1,549,624

 Total Utilities

 $

 1,549,624

 Real Estate - 2.5%

 Hotel & Resort REIT - 0.8%

 97,577

 Chesapeake Lodging Trust

 $

 2,118,397

 Specialized REIT - 1.7%

 3,123

 Equinix, Inc.

 $

 1,115,785

 63,206

 Iron Mountain Inc.

 2,131,938

 24,914

 Lamar Advertising Company

 1,580,793

 $

 4,828,516

 Total Real Estate

 $

 6,946,913

 TOTAL COMMON STOCKS

 (Cost $153,090,443)

 $

 175,546,579

 Principal Amount ($)

 ASSET BACKED SECURITIES - 1.6%

 500,000

 American Credit Acceptance Receivables Trust 2014-1, 5.2%, 4/12/21 (144A)

 $

 506,173

 250,000

 American Credit Acceptance Receivables Trust 2014-2, 4.96%, 5/10/21 (144A)

 253,141

 250,000

 AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)

 251,221

 250,000

 Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)

 253,735

 56,683

 1.27

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 56,476

 150,000

 California Republic Auto Receivables Trust 2014-3, 3.61%, 6/15/21

 153,397

 33,792

 Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)

 33,835

 249,755

 CRG Issuer 2015-1, 4.07%, 7/11/22 (144A)

 247,882

 250,000

 Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20 (144A)

 251,662

 126,671

 FNA 2015-1 Trust, 3.24%, 12/10/23 (144A)

 126,201

 79,181

 GO Financial Auto Securitization Trust 2015-2, 3.27%, 11/15/18 (144A)

 79,308

 250,000

 Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)

 250,742

 189,803

 Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)

 190,112

 350,000

 Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)

 359,046

 265,000

 2.11

 NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34

 251,898

 435,000

 1.13

 PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)

 434,983

 149,246

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 155,169

 345,131

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 340,956

 33,300

 VOLT XIX LLC, 3.875%, 4/26/55 (Step) (144A)

 33,471

 266,607

 Westgate Resorts 2016-1 LLC, 4.5%, 12/20/28 (144A)

 268,287

 TOTAL ASSET BACKED SECURITIES

 (Cost $4,497,860)

 $

 4,497,695

 COLLATERALIZED MORTGAGE OBLIGATIONS - 3.7%

 330,000

 2.73

 BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)

 $

 330,223

 200,000

 2.48

 BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29 (144A)

 197,900

 26,409

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 26,784

 5,771

 4.99

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42

 5,764

 600,000

 3.03

 CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)

 593,983

 300,000

 Citigroup Commercial Mortgage Trust 2014-GC25 REMICS, 3.371%, 10/11/47

 315,639

 168,000

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45

 171,921

 62,842

 Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37

 56,698

 427,042

 3.50

 CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)

 435,842

 93,383

 2.53

 Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23

 94,197

 206,493

 Fannie Mae, Series 2011-25 Class KA, 3.0%, 1/25/24

 210,614

 781,489

 Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/25

 842,271

 88,141

 1.17

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/24

 90,286

 65,075

 0.92

 Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41

 65,026

 36,003

 Federal Home Loan Mortgage Corp., 3.0%, 10/15/38

 36,862

 54,245

 0.85

 Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36

 54,073

 78,786

 0.83

 Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36

 78,502

 210,873

 0.98

 Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/41

 211,282

 32,718

 1.08

 Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37

 33,087

 128,712

 Freddie Mac, 2.5%, 8/15/25

 130,674

 273,689

 Freddie Mac, 3.5%, 10/15/28

 277,706

 249,796

 Freddie Mac, Series 3227 Class PR, 5.5%, 9/15/35

 254,260

 109,000

 3.82

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 112,608

 420,000

 3.38

 GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)

 427,717

 55,858

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 54,664

 40,877

 1.03

 Government National Mortgage Association, Floating Rate Note, 11/20/30

 41,170

 500,000

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 532,438

 171,182

 1.15

 Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34

 162,472

 500,000

 JP Morgan Chase Commercial Mortgage Securities Corp., 2.84%, 12/15/47

 516,754

 196,475

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 199,993

 450,000

 1.45

 JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 449,021

 818,747

 3.00

 JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)

 840,431

 29,515

 1.31

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29

 25,722

 545,271

 3.25

 NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)

 555,640

 33,621

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 33,504

 59,523

 2.25

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 58,807

 623,544

 3.00

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 629,328

 710,000

 Sequoia Mortgage Trust, 3.5%, 11/25/46

 732,077

 86,878

 3.36

 Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34

 86,629

 309,813

 2.96

 Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)

 310,340

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $10,188,428)

 $

 10,282,909

 CORPORATE BONDS - 16.7%

 Energy - 2.9%

 Oil & Gas Drilling - 0.1%

 235,000

 Ensco Plc, 4.5%, 10/1/24

 $

 188,000

 100,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 84,000

 51,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 35,955

 $

 307,955

 Integrated Oil & Gas - 0.4%

 250,000

 ConocoPhillips Co., 2.875%, 11/15/21

 $

 256,880

 175,000

 Exxon Mobil Corp., 2.397%, 3/6/22

 178,306

 185,000

 Petroleos Mexicanos, 3.5%, 1/30/23

 174,732

 250,000

 Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)

 272,406

 250,000

 Statoil ASA, 2.9%, 11/8/20

 260,267

 $

 1,142,591

 Oil & Gas Exploration & Production - 0.3%

 213,000

 Canadian Natural Resources, Ltd., 6.25%, 3/15/38

 $

 242,664

 35,000

 Canadian Natural Resources, Ltd., 6.75%, 2/1/39

 41,310

 200,000

 CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24

 213,013

 200,000

 Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)

 228,505

 $

 725,492

 Oil & Gas Refining & Marketing - 0.4%

 300,000

 GS Caltex Corp., 3.25%, 10/1/18 (144A)

 $

 307,368

 360,000

 Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)

 396,084

 370,000

 Valero Energy Corp., 9.375%, 3/15/19

 432,892

 $

 1,136,344

 Oil & Gas Storage & Transportation - 1.6%

 250,000

 Boardwalk Pipelines LP, 4.95%, 12/15/24

 $

 260,030

 330,000

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 332,356

 750,000

 Boardwalk Pipelines LP, 5.95%, 6/1/26

 831,743

 183,000

 Buckeye Partners LP, 5.85%, 11/15/43

 193,516

 200,000

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 225,000

 220,000

 5.85

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 187,000

 250,000

 Energy Transfer Partners LP, 2.5%, 6/15/18

 251,762

 250,000

 Enterprise Products Operating LLC, 2.55%, 10/15/19

 255,080

 200,000

 Kinder Morgan, Inc. Delaware, 3.05%, 12/1/19

 204,926

 105,000

 MPLX LP, 4.875%, 12/1/24

 109,814

 55,000

 MPLX LP, 4.875%, 6/1/25

 57,373

 105,000

 MPLX LP, 5.5%, 2/15/23

 109,396

 75,000

 Plains All American Pipeline LP, 4.65%, 10/15/25

 79,502

 250,000

 Plains All American Pipeline LP, 4.9%, 2/15/45

 237,416

 170,000

 Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)

 172,975

 200,000

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 212,997

 175,000

 Sunoco Logistics Partners Operations LP, 3.9%, 7/15/26

 177,287

 242,000

 The Williams Companies, Inc., 7.75%, 6/15/31

 278,300

 100,000

 TransCanada PipeLines, Ltd., 1.875%, 1/12/18

 100,412

 200,000

 6.35

 TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67

 160,000

 $

 4,436,885

 Coal & Consumable Fuels - 0.1%

 250,000

 Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)

 $

 274,244

 Total Energy

 $

 8,023,511

 Materials - 0.5%

 Fertilizers & Agricultural Chemicals - 0.2%

 250,000

 Agrium, Inc., 4.125%, 3/15/35

 $

 244,501

 250,000

 FMC Corp., 4.1%, 2/1/24

 259,164

 200,000

 Monsanto Co., 1.15%, 6/30/17

 199,661

 $

 703,326

 Industrial Gases - 0.1%

 250,000

 Praxair Inc., 2.65%, 2/5/25

 $

 254,194

 Metal & Glass Containers - 0.1%

 175,000

 Ball Corp., 4.0%, 11/15/23

 $

 177,012

 Paper Packaging - 0.1%

 250,000

 International Paper Co., 6.0%, 11/15/41

 $

 293,377

 Diversified Metals & Mining - 0.0% †

 60,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 $

 60,000

 Total Materials

 $

 1,487,909

 Capital Goods - 0.9%

 Aerospace & Defense - 0.4%

 155,000

 DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)

 $

 156,162

 200,000

 L-3 Communications Corp., 3.95%, 5/28/24

 209,508

 220,000

 Lockheed Martin Corp., 3.1%, 1/15/23

 229,888

 200,000

 Rockwell Collins, Inc., 3.7%, 12/15/23

 211,839

 185,000

 Spirit AeroSystems, Inc., 3.85%, 6/15/26

 188,846

 250,000

 United Technologies Corp., 1.778%, 5/4/18 (Step)

 250,907

 $

 1,247,150

 Building Products - 0.4%

 250,000

 Johnson Controls, Inc., 1.4%, 11/2/17

 $

 250,285

 450,000

 Masco Corp., 4.45%, 4/1/25

 469,688

 290,000

 Owens Corning, 3.4%, 8/15/26

 286,940

 $

 1,006,913

 Construction & Engineering - 0.0% †

 85,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 $

 85,212

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 250,000

 Wabtec Corp. Delaware, 4.375%, 8/15/23

 $

 268,955

 Total Capital Goods

 $

 2,608,230

 Commercial Services & Supplies - 0.1%

 Environmental & Facilities Services - 0.0% †

 75,000

 Republic Services, Inc., 2.9%, 7/1/26

 $

 74,901

 Research & Consulting Services - 0.1%

 186,000

 Verisk Analytics, Inc., 5.5%, 6/15/45

 $

 195,295

 Total Commercial Services & Supplies

 $

 270,196

 Transportation - 0.3%

 Airlines - 0.0% †

 1,089

 Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17

 $

 1,104

 53,316

 Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19

 56,116

 $

 57,220

 Railroads - 0.2%

 150,000

 Burlington Northern Santa Fe LLC, 5.15%, 9/1/43

 $

 180,951

 250,000

 TTX Co., 2.25%, 2/1/19 (144A)

 252,614

 $

 433,565

 Highways & Railtracks - 0.1%

 300,000

 ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)

 $

 307,242

 Total Transportation

 $

 798,027

 Automobiles & Components - 0.2%

 Automobile Manufacturers - 0.2%

 200,000

 Ford Motor Credit Co LLC, 3.219%, 1/9/22

 $

 203,664

 250,000

 Ford Motor Credit Co. LLC, 2.875%, 10/1/18

 254,831

 $

 458,495

 Total Automobiles & Components

 $

 458,495

 Consumer Durables & Apparel - 0.2%

 Homebuilding - 0.2%

 200,000

 DR Horton, Inc., 4.0%, 2/15/20

 $

 208,636

 250,000

 PulteGroup, Inc., 4.25%, 3/1/21

 262,500

 $

 471,136

 Total Consumer Durables & Apparel

 $

 471,136

 Consumer Services - 0.1%

 Restaurants - 0.0% †

 140,000

 Starbucks Corp., 0.875%, 12/5/16

 $

 140,029

 Education Services - 0.1%

 250,000

 Colby College, 4.25%, 7/1/55

 $

 240,908

 Total Consumer Services

 $

 380,937

 Media - 0.3%

 Cable & Satellite - 0.2%

 225,000

 Charter Communications Operating LLC, 6.384%, 10/23/35 (144A)

 $

 259,365

 85,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 86,329

 125,000

 Sky Plc, 6.1%, 2/15/18 (144A)

 131,403

 25,000

 Time Warner Cable LLC, 6.55%, 5/1/37

 29,337

 $

 506,434

 Movies & Entertainment - 0.1%

 250,000

 The Met, 3.4%, 7/1/45

 $

 246,892

 Total Media

 $

 753,326

 Retailing - 0.2%

 Apparel Retail - 0.1%

 250,000

 The TJX Companies, Inc., 2.75%, 6/15/21

 $

 260,080

 Home Improvement Retail - 0.1%

 250,000

 The Home Depot, Inc., 2.625%, 6/1/22

 $

 258,051

 Total Retailing

 $

 518,131

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 250,000

 CVS Health Corp., 3.5%, 7/20/22

 $

 264,138

 147,591

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 162,955

 105,592

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 122,615

 $

 549,708

 Total Food & Staples Retailing

 $

 549,708

 Food, Beverage & Tobacco - 0.2%

 Brewers - 0.0% †

 55,000

 Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19

 $

 62,178

 Distillers & Vintners - 0.1%

 250,000

 Pernod Ricard SA, 3.25%, 6/8/26 (144A)

 $

 251,117

 Packaged Foods & Meats - 0.1%

 250,000

 Kraft Heinz Foods Co., 3.5%, 6/6/22

 $

 263,986

 Total Food, Beverage & Tobacco

 $

 577,281

 Household & Personal Products - 0.1%

 Household Products - 0.1%

 200,000

 Kimberly-Clark de Mexico SAB de CV, 3.8%, 4/8/24 (144A)

 $

 207,758

 200,000

 Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)

 201,420

 $

 409,178

 Total Household & Personal Products

 $

 409,178

 Health Care Equipment & Services - 0.2%

 Health Care Equipment - 0.1%

 250,000

 Becton Dickinson and Co., 1.8%, 12/15/17

 $

 251,088

 150,000

 Boston Scientific Corp., 2.65%, 10/1/18

 152,897

 $

 403,985

 Health Care Facilities - 0.1%

 140,000

 HCA, Inc., 5.375%, 2/1/25

 $

 142,898

 Managed Health Care - 0.0% †

 100,000

 Anthem, Inc., 3.3%, 1/15/23

 $

 103,236

 Total Health Care Equipment & Services

 $

 650,119

 Pharmaceuticals, Biotechnology & Life Sciences - 0.6%

 Biotechnology - 0.3%

 230,000

 Amgen, Inc., 4.4%, 5/1/45

 $

 233,862

 250,000

 Biogen, Inc., 4.05%, 9/15/25

 266,405

 165,000

 Gilead Sciences, Inc., 3.25%, 9/1/22

 173,609

 $

 673,876

 Pharmaceuticals - 0.2%

 300,000

 Mylan NV, 3.95%, 6/15/26 (144A)

 $

 299,226

 295,000

 Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23

 290,292

 $

 589,518

 Life Sciences Tools & Services - 0.1%

 350,000

 Thermo Fisher Scientific, Inc., 3.0%, 4/15/23

 $

 355,259

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,618,653

 Banks - 1.6%

 Diversified Banks - 1.0%

 300,000

 Bank of America Corp., 4.1%, 7/24/23

 $

 322,461

 200,000

 BPCE SA, 4.875%, 4/1/26 (144A)

 207,669

 250,000

 Citigroup, Inc., 2.55%, 4/8/19

 254,515

 250,000

 Citigroup, Inc., 3.875%, 3/26/25

 255,689

 200,000

 Cooperatieve Rabobank UA, 3.875%, 2/8/22

 216,917

 300,000

 Export-Import Bank of Korea, 2.875%, 9/17/18

 307,310

 200,000

 HSBC Holdings Plc, 4.875%, 1/14/22

 219,452

 250,000

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 288,311

 250,000

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 268,598

 400,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, (Perpetual)

 380,000

 200,000

 Wells Fargo & Co., 4.125%, 8/15/23

 213,331

 $

 2,934,253

 Regional Banks - 0.6%

 138,000

 BB&T Corp., 1.6%, 8/15/17

 $

 138,376

 250,000

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 258,610

 300,000

 KeyBank NA Cleveland Ohio, 2.25%, 3/16/20

 304,186

 250,000

 KeyBank NA Cleveland Ohio, 2.35%, 3/8/19

 254,320

 370,000

 PNC Bank NA, 5.25%, 1/15/17

 373,108

 300,000

 SunTrust Bank, 1.35%, 2/15/17

 300,186

 $

 1,628,786

 Total Banks

 $

 4,563,039

 Diversified Financials - 1.7%

 Other Diversified Financial Services - 0.3%

 400,000

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 $

 420,553

 121,000

 General Electric Co., 6.75%, 3/15/32

 166,419

 325,000

 6.75

 JPMorgan Chase & Co., Floating Rate Note, (Perpetual)

 360,750

 $

 947,722

 Specialized Finance - 0.2%

 200,000

 BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)

 $

 209,000

 250,000

 USAA Capital Corp., 2.45%, 8/1/20 (144A)

 254,977

 $

 463,977

 Consumer Finance - 0.5%

 250,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 254,375

 250,000

 American Express Co., 1.55%, 5/22/18

 250,505

 360,000

 Capital One Bank USA NA, 8.8%, 7/15/19

 420,602

 300,000

 Capital One Financial Corp., 3.75%, 4/24/24

 314,509

 250,000

 Capital One NA, 1.65%, 2/5/18

 250,206

 $

 1,490,197

 Asset Management & Custody Banks - 0.1%

 300,000

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 $

 314,036

 Investment Banking & Brokerage - 0.2%

 75,000

 KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)

 $

 74,534

 250,000

 Morgan Stanley, 2.65%, 1/27/20

 254,384

 250,000

 Morgan Stanley, 4.1%, 5/22/23

 263,407

 $

 592,325

 Diversified Capital Markets - 0.3%

 413,000

 GE Capital International Funding Co Unlimited Co., 4.418%, 11/15/35

 $

 450,483

 400,000

 2.49

 ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)

 400,991

 $

 851,474

 Financial Exchanges & Data - 0.1%

 250,000

 Thomson Reuters Corp., 1.3%, 2/23/17

 $

 250,098

 Total Diversified Financials

 $

 4,909,829

 Insurance - 2.5%

 Life & Health Insurance - 0.4%

 220,000

 Principal Financial Group, Inc., 3.3%, 9/15/22

 $

 226,549

 75,000

 Principal Life Global Funding II, 1.5%, 4/18/19 (144A)

 74,756

 335,000

 Protective Life Corp., 7.375%, 10/15/19

 384,368

 200,000

 5.62

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 215,000

 150,000

 5.88

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 164,250

 $

 1,064,923

 Multi-line Insurance - 0.3%

 200,000

 AIG, 3.875%, 1/15/35

 $

 194,287

 250,000

 AXA SA, 8.6%, 12/15/30

 351,250

 200,000

 New York Life Global Funding, 1.125%, 3/1/17 (144A)

 200,153

 200,000

 New York Life Global Funding, 1.45%, 12/15/17 (144A)

 200,624

 $

 946,314

 Property & Casualty Insurance - 0.1%

 300,000

 The Hanover Insurance Group, Inc., 4.5%, 4/15/26

 $

 311,362

 Reinsurance - 1.7%

 250,000

 5.78

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 259,725

 250,000

 4.06

 Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)

 253,450

 250,000

 6.75

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 258,850

 250,000

 9.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 261,525

 250,000

 5.06

 Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)

 256,150

 250,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (d) (e)

 240,100

 250,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (d) (e)

 246,650

 100,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d) (e)

 7,000

 150,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d) (e)

 156,150

 250,000

 Madison Re. Variable Rate Notes, 3/31/19 (d) (e)

 259,700

 250,000

 Pangaea Re, Variable Rate Notes, 12/20/16 (d) (e)

 249,400

 250,000

 4.59

 PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)

 255,950

 250,000

 Port Rush RE, Variable Rate Notes, 6/15/17 (d) (e)

 243,925

 250,000

 5.75

 Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)

 252,225

 250,000

 5.30

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)

 253,425

 300,000

 0.00

 Resilience Re, Ltd., 4/7/17 (Cat Bond)

 295,650

 250,000

 3.31

 Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)

 253,350

 250,000

 4.21

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 252,750

 250,000

 3.97

 Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)

 252,725

 250,000

 Sector Re V, Ltd., Variable Rate Notes, 3/1/21 (144A) (d) (e)

 263,675

 1,042

 Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (d) (e)

 23,462

 $

 4,795,837

 Total Insurance

 $

 7,118,436

 Software & Services - 0.1%

 Systems Software - 0.1%

 250,000

 Oracle Corp., 2.5%, 5/15/22

 $

 252,803

 Total Software & Services

 $

 252,803

 Technology Hardware & Equipment - 0.4%

 Communications Equipment - 0.0% †

 145,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 142,825

 Technology Hardware, Storage & Peripherals - 0.2%

 250,000

 Apple, Inc., 3.25%, 2/23/26

 $

 260,768

 160,000

 NCR Corp., 6.375%, 12/15/23

 169,200

 $

 429,968

 Electronic Components - 0.1%

 220,000

 Amphenol Corp., 3.125%, 9/15/21

 $

 228,192

 Electronic Manufacturing Services - 0.1%

 250,000

 Flex, Ltd., 4.75%, 6/15/25

 $

 268,693

 Total Technology Hardware & Equipment

 $

 1,069,678

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 250,000

 Altera Corp., 2.5%, 11/15/18

 $

 256,200

 250,000

 Intel Corp., 4.9%, 7/29/45

 287,193

 125,000

 Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19

 124,695

 200,000

 Texas Instruments, Inc., 0.875%, 3/12/17

 199,949

 150,000

 Xilinx, Inc., 3.0%, 3/15/21

 154,745

 $

 1,022,782

 Total Semiconductors & Semiconductor Equipment

 $

 1,022,782

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.5%

 250,000

 AT&T, Inc., 4.75%, 5/15/46

 $

 244,644

 170,000

 Frontier Communications Corp., 10.5%, 9/15/22

 176,800

 350,000

 Telefonica Emisiones SAU, 5.462%, 2/16/21

 394,201

 300,000

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 309,411

 196,000

 Verizon Communications, Inc., 6.55%, 9/15/43

 256,818

 $

 1,381,874

 Wireless Telecommunication Services - 0.3%

 250,000

 Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)

 $

 258,288

 240,000

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 260,844

 140,000

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 154,461

 140,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 148,925

 100,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 103,114

 $

 925,632

 Total Telecommunication Services

 $

 2,307,506

 Utilities - 1.6%

 Electric Utilities - 1.5%

 225,000

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 234,246

 230,000

 Edison International, 2.95%, 3/15/23

 235,796

 100,000

 Electricite de France SA, 6.0%, 1/22/14 (144A)

 104,682

 250,000

 5.25

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 247,500

 270,000

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 294,613

 200,000

 8.13

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 233,400

 250,000

 Exelon Corp., 2.85%, 6/15/20

 257,296

 66,497

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 66,165

 560,000

 Iberdrola International BV, 6.75%, 7/15/36

 728,534

 200,000

 Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)

 202,475

 200,000

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 219,700

 125,000

 Nevada Power Co., 6.5%, 8/1/18

 135,958

 250,000

 NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17

 251,422

 49,841

 OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 48,845

 250,000

 PPL Capital Funding, Inc., 3.1%, 5/15/26

 250,944

 275,000

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 300,296

 250,000

 Southwestern Electric Power Co., 3.9%, 4/1/45

 243,346

 105,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 87,675

 $

 4,142,893

 Gas Utilities - 0.1%

 250,000

 Southern California Gas Co., 5.125%, 11/15/40

 $

 303,626

 Independent Power Producers & Energy Traders - 0.0% †

 72,285

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 74,433

 Total Utilities

 $

 4,520,952

 Real Estate - 0.6%

 Diversified REIT - 0.3%

 200,000

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23

 $

 209,369

 300,000

 Duke Realty LP, 3.75%, 12/1/24

 314,861

 250,000

 Essex Portfolio LP, 3.5%, 4/1/25

 256,520

 125,000

 Ventas Realty LP, 3.125%, 6/15/23

 126,679

 $

 907,429

 Office REIT - 0.2%

 100,000

 Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27

 $

 104,333

 110,000

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 119,311

 250,000

 Highwoods Realty LP, 3.625%, 1/15/23

 254,679

 $

 478,323

 Health Care REIT - 0.1%

 280,000

 Healthcare Trust of America Holdings LP, 3.5%, 8/1/26

 $

 279,197

 Total Real Estate

 $

 1,664,949

 TOTAL CORPORATE BONDS

 (Cost $45,194,693)

 $

 47,004,811

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.1%

 104,801

 Fannie Mae, 3.0%, 10/1/30

 $

 110,066

 275,000

 Fannie Mae, 3.0%, 11/14/16

 283,121

 231,945

 Fannie Mae, 3.0%, 5/1/31

 244,534

 326,615

 Fannie Mae, 3.0%, 5/1/43

 336,929

 24,778

 Fannie Mae, 3.0%, 5/1/46

 25,670

 99,108

 Fannie Mae, 3.0%, 5/1/46

 102,923

 247,524

 Fannie Mae, 3.0%, 6/1/45

 256,628

 203,232

 Fannie Mae, 3.5%, 1/1/46

 213,357

 1,778,053

 Fannie Mae, 3.5%, 12/1/45

 1,866,226

 1,442,289

 Fannie Mae, 3.5%, 7/1/43

 1,519,904

 324,946

 Fannie Mae, 3.5%, 7/1/45

 341,060

 380,811

 Fannie Mae, 3.5%, 7/1/46

 400,472

 1,026,707

 Fannie Mae, 3.5%, 8/1/45

 1,077,621

 273,015

 Fannie Mae, 3.5%, 8/1/46

 287,111

 848,099

 Fannie Mae, 3.5%, 9/1/44

 890,156

 490,866

 Fannie Mae, 3.5%, 9/1/45

 515,208

 269,084

 Fannie Mae, 3.5%, 9/1/46

 282,977

 106,346

 Fannie Mae, 4.0%, 1/1/41

 114,156

 175,701

 Fannie Mae, 4.0%, 10/1/45

 188,165

 441,326

 Fannie Mae, 4.0%, 2/1/41

 474,001

 852,977

 Fannie Mae, 4.0%, 2/1/41

 915,838

 524,964

 Fannie Mae, 4.0%, 3/1/41

 563,726

 234,173

 Fannie Mae, 4.0%, 5/1/46

 250,875

 696,364

 Fannie Mae, 4.0%, 6/1/42

 749,305

 600,365

 Fannie Mae, 4.0%, 7/1/43

 642,737

 324,971

 Fannie Mae, 4.0%, 7/1/44

 347,802

 221,991

 Fannie Mae, 4.0%, 7/1/46

 237,858

 261,541

 Fannie Mae, 4.0%, 8/1/43

 279,945

 312,914

 Fannie Mae, 4.0%, 8/1/43

 335,140

 224,096

 Fannie Mae, 4.0%, 8/1/46

 240,130

 213,852

 Fannie Mae, 4.0%, 8/1/46

 229,153

 440,015

 Fannie Mae, 4.0%, 9/1/40

 472,164

 320,534

 Fannie Mae, 4.0%, 9/1/40

 343,916

 248,361

 Fannie Mae, 4.0%, 9/1/42

 266,816

 407,231

 Fannie Mae, 4.0%, 9/1/44

 435,842

 21,153

 Fannie Mae, 4.5%, 11/1/20

 21,875

 7,785

 Fannie Mae, 4.5%, 12/1/43

 8,623

 552,945

 Fannie Mae, 4.5%, 12/1/43

 604,062

 412,578

 Fannie Mae, 4.5%, 4/1/41

 451,260

 570,620

 Fannie Mae, 4.5%, 6/1/40

 624,458

 10,987

 Fannie Mae, 5.0%, 5/1/18

 11,266

 23,135

 Fannie Mae, 5.0%, 6/1/37

 25,586

 106,630

 Fannie Mae, 5.5%, 10/1/35

 120,497

 13,669

 Fannie Mae, 5.5%, 12/1/34

 15,560

 47,398

 Fannie Mae, 5.5%, 12/1/35

 53,725

 47,767

 Fannie Mae, 5.5%, 12/1/35

 54,192

 52,422

 Fannie Mae, 5.5%, 3/1/23

 56,691

 6,757

 Fannie Mae, 5.5%, 3/1/34

 7,609

 40,342

 Fannie Mae, 5.5%, 5/1/37

 45,657

 151,983

 Fannie Mae, 5.5%, 5/1/38

 171,156

 24,304

 Fannie Mae, 6.0%, 10/1/37

 27,821

 28,733

 Fannie Mae, 6.0%, 12/1/33

 33,296

 14,602

 Fannie Mae, 6.0%, 12/1/37

 16,742

 3,132

 Fannie Mae, 6.0%, 8/1/32

 3,628

 1,175

 Fannie Mae, 6.0%, 9/1/29

 1,359

 10,612

 Fannie Mae, 6.5%, 10/1/32

 12,204

 20,176

 Fannie Mae, 6.5%, 4/1/29

 22,963

 30,645

 Fannie Mae, 6.5%, 5/1/32

 35,914

 5,143

 Fannie Mae, 6.5%, 7/1/29

 5,914

 24,245

 Fannie Mae, 6.5%, 9/1/32

 28,742

 11,043

 Fannie Mae, 7.0%, 1/1/36

 12,187

 40,191

 Federal Home Loan Mortgage Corp., 3.0%, 11/1/30

 42,227

 91,906

 Federal Home Loan Mortgage Corp., 3.0%, 5/1/43

 95,291

 172,083

 Federal Home Loan Mortgage Corp., 3.0%, 6/1/46

 178,061

 549,395

 Federal Home Loan Mortgage Corp., 3.5%, 1/1/45

 576,473

 215,118

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 229,767

 176,653

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/26

 186,629

 376,693

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/42

 396,537

 1,681,617

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/45

 1,764,496

 133,273

 Federal Home Loan Mortgage Corp., 3.5%, 3/1/46

 139,925

 593,729

 Federal Home Loan Mortgage Corp., 3.5%, 6/1/45

 622,991

 599,069

 Federal Home Loan Mortgage Corp., 3.5%, 7/1/44

 628,594

 80,013

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/44

 83,957

 325,533

 Federal Home Loan Mortgage Corp., 3.5%, 8/1/46

 344,635

 1,565,041

 Federal Home Loan Mortgage Corp., 3.5%, 9/1/42

 1,648,345

 418,574

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/41

 449,545

 920,214

 Federal Home Loan Mortgage Corp., 4.0%, 10/1/44

 983,733

 639,365

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 686,642

 723,502

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/40

 777,056

 320,358

 Federal Home Loan Mortgage Corp., 4.0%, 11/1/44

 342,471

 337,523

 Federal Home Loan Mortgage Corp., 4.0%, 2/1/40

 362,325

 211,920

 Federal Home Loan Mortgage Corp., 4.0%, 3/1/46

 226,849

 1,028,607

 Federal Home Loan Mortgage Corp., 4.0%, 6/1/44

 1,099,608

 290,610

 Federal Home Loan Mortgage Corp., 4.0%, 7/1/44

 310,670

 305,797

 Federal Home Loan Mortgage Corp., 4.0%, 9/1/44

 326,906

 266,247

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/40

 291,504

 273,720

 Federal Home Loan Mortgage Corp., 4.5%, 5/1/41

 301,024

 139,400

 Federal Home Loan Mortgage Corp., 4.5%, 7/1/40

 152,609

 73,041

 Federal Home Loan Mortgage Corp., 4.5%, 8/1/34

 79,921

 51,508

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 57,522

 52,005

 Federal Home Loan Mortgage Corp., 5.0%, 8/1/37

 57,598

 28,084

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 31,997

 22,213

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/38

 25,469

 35,208

 Federal Home Loan Mortgage Corp., 6.0%, 10/1/38

 40,318

 33,401

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 38,182

 11,728

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 14,052

 74,246

 Federal Home Loan Mortgage Corp., 7.0%, 10/1/46

 84,649

 649,822

 Federal National Mortgage Association, 3.5%, 11/1/45

 682,046

 415,941

 Federal National Mortgage Association, 4.0%, 9/1/45

 445,329

 709,695

 Government National Mortgage Association I, 4.0%, 9/15/41

 761,979

 12,938

 Government National Mortgage Association I, 5.0%, 2/15/18

 13,144

 19,333

 Government National Mortgage Association I, 5.0%, 2/15/18

 19,695

 17,243

 Government National Mortgage Association I, 5.5%, 8/15/33

 19,723

 22,147

 Government National Mortgage Association I, 5.5%, 9/15/33

 25,252

 18,429

 Government National Mortgage Association I, 6.0%, 10/15/33

 21,549

 18,925

 Government National Mortgage Association I, 6.0%, 9/15/34

 21,760

 113,752

 Government National Mortgage Association I, 6.0%, 9/15/38

 131,255

 16,107

 Government National Mortgage Association I, 6.5%, 10/15/28

 18,515

 31,189

 Government National Mortgage Association I, 6.5%, 12/15/32

 37,545

 37,982

 Government National Mortgage Association I, 6.5%, 5/15/31

 43,660

 24,736

 Government National Mortgage Association I, 6.5%, 5/15/33

 28,434

 31,730

 Government National Mortgage Association I, 6.5%, 6/15/32

 38,028

 448

 Government National Mortgage Association I, 7.0%, 8/15/28

 520

 3,182

 Government National Mortgage Association I, 8.0%, 2/15/30

 3,220

 129,159

 Government National Mortgage Association II, 3.0%, 8/20/46

 134,722

 394,136

 Government National Mortgage Association II, 3.0%, 9/20/46

 411,111

 40,205

 Government National Mortgage Association II, 5.5%, 2/20/34

 45,625

 62,579

 Government National Mortgage Association II, 6.5%, 11/20/28

 73,238

 2,687

 Government National Mortgage Association II, 7.5%, 9/20/29

 3,316

 511,395

 U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45

 513,766

 1,128,293

 U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46

 1,215,503

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $36,197,389)

 $

 36,702,032

 FOREIGN GOVERNMENT BONDS - 0.1%

 200,000

 Bahamas Government International Bond, 5.75%, 1/16/24 (144A)

 $

 213,522

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost $200,000)

 $

 213,522

 MUNICIPAL BONDS - 1.3% (f)

 Municipal Education - 0.0% †

 100,000

 Massachusetts Development Finance Agency, 4.844%, 9/1/43

 $

 120,065

 Municipal General - 0.2%

 100,000

 Central Texas Regional Mobility Authority, 1/1/25 (c)

 $

 76,299

 200,000

 City of Raleigh North Carolina, 4.0%, 10/1/32

 221,574

 200,000

 JobsOhio Beverage System, 3.985%, 1/1/29

 221,230

 $

 519,103

 Higher Municipal Education - 0.6%

 155,000

 Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40

 $

 213,781

 100,000

 Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39

 116,653

 250,000

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 329,639

 300,000

 The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19

 325,322

 250,000

 The George Washington University, 1.827%, 9/15/17

 251,340

 137,000

 The George Washington University, 3.485%, 9/15/22

 145,488

 200,000

 University of California, 4.062%, 5/15/33

 211,336

 100,000

 Virginia College Building Authority, 4.0%, 9/1/26

 113,115

 $

 1,706,674

 Municipal Medical - 0.1%

 100,000

 Health & Educational Facilities Authority of the State of Missouri, 3.685%, 2/15/47

 $

 103,517

 150,000

 Massachusetts Development Finance Agency, 5.0%, 7/1/39

 170,424

 $

 273,941

 Municipal Power - 0.1%

 250,000

 Energy Northwest, 5.0%, 7/1/35

 $

 295,128

 Municipal Transportation - 0.1%

 180,000

 Maine Turnpike Authority, 5.0%, 7/1/42

 $

 208,895

 Municipal Water - 0.1%

 10,000

 King County Washington Sewer Revenue, 4.25%, 1/1/36

 $

 11,108

 140,000

 King County Washington Sewer Revenue, 4.25%, 1/1/36

 151,683

 $

 162,791

 Municipal Obligation - 0.1%

 250,000

 City of Irving Texas, 4.0%, 9/15/27 (g)

 $

 284,715

 TOTAL MUNICIPAL BONDS

 (Cost $3,262,135)

 $

 3,571,312

 SENIOR FLOATING RATE LOAN INTERESTS - 0.9% **

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 93,818

 3.82

 B/E Aerospace, Inc., Term Loan, 11/19/21

 $

 94,932

 142,115

 3.34

 Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21

 140,931

 $

 235,863

 Industrial Machinery - 0.1%

 245,625

 4.01

 Mueller Water Products, Inc., Initial Loan,  11/25/21

 $

 248,158

 Total Capital Goods

 $

 484,021

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 279,736

 3.50

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 280,382

 Total Automobiles & Components

 $

 280,382

 Consumer Services - 0.1%

 Leisure Facilities - 0.1%

 172,389

 3.28

 Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22

 $

 173,215

 Total Consumer Services

 $

 173,215

 Media - 0.1%

 Broadcasting - 0.0% †

 72,743

 3.00

 Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20

 $

 73,070

 Movies & Entertainment - 0.1%

 86,857

 3.33

 Kasima LLC, Term Loan, 5/17/21

 $

 87,074

 Total Media

 $

 160,144

 Food, Beverage & Tobacco - 0.1%

 Agricultural Products - 0.1%

 248,092

 3.25

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 249,487

 Total Food, Beverage & Tobacco

 $

 249,487

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 143,750

 3.54

 Fly Funding II Sarl, Loan, 8/9/19

 $

 144,177

 Specialized Finance - 0.0% †

 84,340

 3.53

 Avago Technologies, Term Loan (First Lien), 2/1/23

 $

 85,315

 Total Diversified Financials

 $

 229,492

 Software & Services - 0.0% †

 IT Consulting & Other Services - 0.0% †

 53,320

 3.41

 NXP BV, Term Loan (First Lien), 12/7/20

 $

 53,566

 Total Software & Services

 $

 53,566

 Technology Hardware & Equipment - 0.0% †

 Communications Equipment - 0.0% †

 130,608

 3.54

 CommScope, Inc., Tranche 4 Term Loan, 1/14/18

 $

 130,810

 Total Technology Hardware & Equipment

 $

 130,810

 Telecommunication Services - 0.0% †

 Integrated Telecommunication Services - 0.0% †

 147,750

 4.00

 GCI Holdings, Inc., New Term B Loan, 2/2/22

 $

 148,119

 Total Telecommunication Services

 $

 148,119

 Utilities - 0.2%

 Electric Utilities - 0.2%

 279,323

 5.84

 APLP Holdings LP, Term Loan, 4/12/23

 $

 284,212

 218,800

 3.34

 Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22

 217,651

 $

 501,863

 Total Utilities

 $

 501,863

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $2,388,300)

 $

 2,411,099

 TOTAL INVESTMENT IN SECURITIES - 100.2%

 (Cost $255,749,317) (a)

 $

 281,143,459

 OTHER ASSETS & LIABILITIES - (0.2)%

 $

 (437,463)

 TOTAL NET ASSETS - 100.0%

 $

 280,705,996

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (Perpetual)

 Security with no stated maturity date.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REIT

 Real Estate Investment Trust.

 REMICS

 Real Estate Mortgage Investment Conduits.

 (Cat Bond)

 Catastrophe or event-linked bond. At October 31, 2016, the value of these securities amounted to $3,105,775 or 1.1% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2016, the value of these securities amounted to

$21,684,792 or 7.7% of total net assets.

 (a)

 At October 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $255,779,875 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                               29,575,580

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                               (4,211,996)

 Net unrealized appreciation

 $

                               25,363,584

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (d)

 Structured reinsurance investment. At October 31, 2016, the value of these securities amounted to $1,690,062 or 0.6% of total net assets.

 (e)

 Rate to be determined.

 (f)

 Consists of Revenue Bonds unless otherwise indicated.

 (g)

 Represents a General Obligation Bond.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of October 31, 2016, in valuing the Fund's investments:

 Level 1

  Level 2

  Level 3

 Total

 Convertible Preferred Stock

  $                                913,500

  $                       -

  $                   -

  $             913,500

 Common Stocks

                             175,546,579

                         -

                    -

           175,546,579

 Asset Backed Securities

                                           -

               4,497,695

                    -

               4,497,695

 Collateralized Mortgage Obligations

                                           -

             10,282,909

                    -

             10,282,909

 Corporate Bonds

                    -

   Insurance

     Reinsurance

                                           -

               2,810,125

          1,985,712

               4,795,837

   All Other Corporate Bonds

                                           -

             42,208,974

                    -

             42,208,974

 U.S. Government and Agency Obligations

                                           -

             36,702,032

                    -

             36,702,032

 Foreign Government Bonds

                                           -

                 213,522

                    -

                 213,522

 Municipal Bonds

                                           -

               3,571,312

                    -

               3,571,312

 Senior Floating Rate Loan Interests

                                           -

               2,411,099

                    -

               2,411,099

 Total

  $                       176,460,079

  $    102,697,668

  $    1,985,712

  $    281,143,459

 Other Financial Instruments

 Net unrealized depreciation on futures contracts

  $                                (91,021)

                         -

                    -

  $              (91,021)

 Total Other Financial Instruments

  $                              (91,021)

                         -

                    -

  $            (91,021)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 7/31/16

  $                             1,916,607

 Realized gain (loss)1

                                             -

 Change in unrealized appreciation (depreciation)2

                                     69,105

 Purchases

                                             -

 Sales

                                             -

 Transfers in to Level 3*

                                             -

 Transfers out of Level 3*

                                             -

 Balance as of 10/31/16

  $                           1,985,712

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values.  During the period ended October 31, 2016, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 10/31/16

  $                                 69,105

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust IV By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date December 23, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date December 23, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date December 23, 2016 * Print the name and title of each signing officer under his or her signature.